Share Based Compensation Expenses - Schedule of Summary of Activities of Restricted Shares (Details) - Restricted Shares [Member]	12 Months Ended
Jun. 30, 2023 $ / shares shares
Share Based Compensation Expenses [Line Items]
Number of shares, unvested beginning | shares	6,755,330
Weighted- average grant date fair value, unvested beginning | $ / shares	$ 0.06
Number of shares, vested | shares	(6,755,330)
Weighted- average grant date fair value, vested | $ / shares	$ 0.06
Number of shares, unvested ending | shares
Weighted- average grant date fair value, unvested ending | $ / shares